Annual Total Returns (Bar Chart) (Invesco Conservative Allocation Fund, Class Institutional, Invesco Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Conservative Allocation Fund | Class Institutional, Invesco Conservative Allocation Fund
Annual Total Returns
'05	3.79%
'06	7.16%
'07	4.13%
'08	(14.35%)
'09	12.57%
'10	7.69%